Restricted Stock Units ("RSUs") Awards (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Units ('RSUs') Awards [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of RSUs
The table below illustrates the number and weighted average exercise prices (WAEP) of, and movements in, shares awarded during the year as at December 31, 2024:

	Number	WAEP ($)
Outstanding as at January 1, 2022	—
Granted during the year	8,375,062	6.27
Vested during the year	(2,094,504)	7.00
Terminated during the year	(342,500)	7.00
Outstanding as at January 1, 2023	5,938,058	5.97
Granted during the year	2,812,238	3.32
Vested during the year	(2,838,248)	5.84
Terminated during the year	(765,365)	5.97
Outstanding as at December 31, 2023	5,146,683	4.60
Granted during the year	1,870,884	3.42
Vested during the year	(3,456,917)	5.03
Terminated during the year	(451,988)	5.19
Outstanding as at December 31, 2024	3,108,662	3.33